Description of Business and Summary of Significant Accounting Policies (Details) - Schedule of total revenue	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	68.00%	23.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue		16.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue		11.00%